FINANCIAL INSTRUMENTS (Hedging components of other comprehensive income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Disclosure of detailed information about hedges [line items]
Net gain (loss) on derivatives designated as cash flow hedges	$ (46)	$ (67)
Cash flow hedges (note 14(d))	(3,917)	(10,158)
Foreign currency risk
Disclosure of detailed information about hedges [line items]
Gains (losses) on cash flow hedges, before tax	4,566	6,740
Cash flow hedges (note 14(d))	60	16
Foreign currency risk | Net sales
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	(5,667)	(1,864)
Foreign currency risk | Cost of sales
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	(350)	(307)
Foreign currency risk | Selling, general and administrative expenses
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	417	51
Foreign currency risk | Financial expenses, net
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	(752)	(2,224)
Commodity risk
Disclosure of detailed information about hedges [line items]
Gains (losses) on cash flow hedges, before tax	(8,213)	698
Commodity risk | Inventories
Disclosure of detailed information about hedges [line items]
Income Tax Relating To Reclassification Adjustments On Cash Flow Hedges, Before Tax	16,656	(13,303)
Interest rate risk
Disclosure of detailed information about hedges [line items]
Gains (losses) on cash flow hedges, before tax	$ (10,588)	$ 102